Related Party Transactions - SRA	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Related Party Transaction [Line Items]
Related Party Transactions
Related Party Transactions:
In connection with the Transaction, SRA entered into an agreement with Providence under which Providence provides the Company with advisory, consulting, and other services for which the Company pays Providence an annual management fee. In addition to the management fee, the Company is responsible for expenses incurred by Providence in connection with its performance of these services. The Company incurred $0.5 million in management fees and expenses for each of the three months ended September 30, 2014 and 2015.
From time to time, and in the ordinary course of business, the Company purchases goods and services from other Providence portfolio companies. Costs associated with these related party transactions for the three months ended September 30, 2014 and 2015 were $1.4 million and $3.3 million, respectively.
As of June 30, 2015, there were no amounts due from related parties and $1.2 million due to related parties, which was included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheet. As of September 30, 2015, there were no amounts due from related parties and $0.2 million due to related parties, which was included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheet.

Related Party Transactions:
In accordance with the Transaction, Providence provides the Company with advisory, consulting, and other services for which the Company pays Providence an annual management fee. In addition to the management fee, the Company is responsible for expenses incurred by Providence in connection with its performance of oversight services. The Company incurred $1.9 million, $1.8 million and $1.8 million in management fees and expenses for the years ended June 30, 2013, 2014 and 2015, respectively.
As of June 30, 2012, Providence affiliates owned $11.7 million of the Company’s Term Loan B Facility. During fiscal 2013, the Providence affiliates sold all of their interest in the Company’s Term Loan B Facility. Interest payments of approximately $0.4 million were made for this portion of the Term Loan B Facility for fiscal 2013.
From time to time, and in the ordinary course of business the Company purchases goods and services from other Providence portfolio companies. Costs associated with these related party transactions for the years ended June 30, 2013, 2014 and 2015 were $7.6 million, $5.3 million and $9.0 million, respectively.
As of June 30, 2014, there were no amounts due from related parties and $0.6 million due to related parties, which was included in the accompanying consolidated balance sheet. As of June 30, 2015, there were no amounts due from related parties and $1.2 million due to related parties, which was included in the accompanying consolidated balance sheet.